As filed with the Securities and Exchange Commission on June 26, 2025
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22396
NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND INC.
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman High Yield Strategies Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)
Registrant's telephone number, including area code: (212) 476-8800
Date of fiscal year end: October 31
Date of reporting period: April 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Report to Stockholders.

(a)	Following is a copy of the semi-annual report transmitted to stockholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman
High Yield Strategies
Fund Inc.

Semi-Annual Report
April 30, 2025

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC. ©2025 Neuberger Berman Investment Advisers LLC. All rights reserved.

President’s Letter
Dear Stockholder,
I am pleased to present this semi-annual report for Neuberger Berman High Yield Strategies Fund Inc. (the Fund) for the six months ended April 30, 2025 (the reporting period). The report includes a portfolio commentary, a listing of the Fund’s investments and its unaudited financial statements for the reporting period.
The Fund seeks high total return (income plus capital appreciation). To pursue that objective, we have assembled a portfolio that consists primarily of high yield debt securities.
Thank you for your confidence in the Fund. We will continue to do our best to retain your trust in the years to come.
Sincerely,

Joseph V. Amato
President and CEO
Neuberger Berman High Yield Strategies Fund Inc.

Neuberger Berman High Yield Strategies Fund Inc.

Portfolio Commentary (Unaudited)

Neuberger Berman High Yield Strategies Fund Inc. (the Fund) generated a 1.46% total return on a net asset value (NAV) basis for the six-month period ended April 30, 2025 (the reporting period), versus its benchmark, the ICE BofA U.S. High Yield Constrained Index (the Index), which posted a 1.67% total return for the same period. (Fund performance on a market price basis is provided in the table immediately following this commentary.) The use of leverage (typically a performance enhancer in up markets and a detractor during market retreats) contributed positively to the Fund’s performance during the reporting period.
The U.S. high yield market, as measured by the Index, posted modest gains over the reporting period. Performance was constrained later in the reporting period by widening credit spreads amid investor risk aversion as a result of tariff-driven volatility and macroeconomic uncertainty. However, spread widening was somewhat contained and then moved tighter off of the wide levels due to a resilient U.S. economy, stable inflation trends and shifting U.S. Federal Reserve Board (Fed) rate cut expectations. There was also hope of a moderation in tariff rates as the Trump administration sought to make trade deals with key trading partners. Also, short- and intermediate-term U.S. Treasury yields declined over the reporting period, providing some support to bond prices. High yield issuers’ aggregate fundamentals—including earnings before interest, taxes, depreciation, and amortization (EBITDA) growth, free cash flow, interest coverage and leverage—remained broadly stable. That said, structural and industry-specific pressures continued to weigh on lower-rated issuers. On a trailing 12-month basis, default rates remained at very low levels.
From a sector perspective on a relative basis, security selection within diversified financial services and super retail, as well as security selection within and an overweight to support-services versus the Index, were the best performers. In contrast, security selection within and an overweight to chemicals, security selection within automotive & auto parts, and security selection within and an overweight to steel were the worst performers.
In terms of the Fund's credit quality relative to the Index, security selection within B and CCC and below rated issuers, as well as an overweight to BB and security selection within BBB and above rated issuers, were positive contributors. Conversely, security selection within BB and an overweight to CCC and below, B and BBB and above rated issuers detracted from performance.
In our view, U.S. high yield valuations and yields remain attractive, compensating investors for a default outlook around historical averages. While President Trump’s tariff policies and macroeconomic uncertainty introduce risks, the high yield market has shown resilience. Inflation progress has stalled in some categories, and the Fed is signaling a slower pace of rate cuts as it approaches neutral, focusing on inflation risks. Despite concerns of a slowdown in economic growth, we believe relatively healthy consumer and business balance sheets, along with positive nominal GDP growth, should support issuer fundamentals. Improved credit quality, with more BB rated issuers in the high yield market, has kept default expectations around historical averages, even amid macroeconomic headwinds. Sectors like autos, retail and consumer products face tariff-related pressures but are a small part of the Index. Structural challenges in telecom, media, and health care—such as rising labor costs and shifting consumption patterns—remain key drivers of issuer-specific stress. Our bottom-up, fundamental credit research prioritizes security selection, quality rotation and risk management. This disciplined approach positions us to navigate short-term volatility and capitalize on relative value opportunities in sectors and issuers which we believe have stable fundamentals and more resilient business models.
Sincerely,
Joe Lind and Chris Kocinski
Portfolio Co-Managers
The portfolio composition, industries and holdings of the Fund are subject to change without notice.
The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

Neuberger Berman High Yield Strategies Fund Inc.

Portfolio Commentary (Unaudited)

The value of securities owned by the Fund, as well as the market value of shares of the Fund’s common stock, may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; regulatory or legislative developments; price, currency and interest rate fluctuations, including those resulting from changes in central bank policies; and changes in investor sentiment.
The performance of certain rated bonds within the Index, as noted above, represent issues that are rated Baa3/BBB- and above, Ba1/BB+ through Ba3/BB-, B1/B+ through B3/B- and Caa1/CCC+ or lower, based on an average of Moody’s, S&P Global and Fitch ratings, as calculated by ICE BofA.

High Yield Strategies Fund Inc. (Unaudited)

TICKER SYMBOL
High Yield Strategies Fund Inc.	NHS

PORTFOLIO BY MATURITY DISTRIBUTION
(as a % of Total Investments*)
Less than One Year	0.2%
One to less than Five Years	47.7
Five to less than Ten Years	48.6
Ten Years or Greater	3.5
Total	100.0%

*	Does not include Short-Term Investments or the impact of the Fund’s open positions in derivatives, if any.

PERFORMANCE HIGHLIGHTS[1]
	Inception Date	Six Month Period Ended 04/30/2025	Average Annual Total Return Ended 04/30/2025
			1 Year	5 Years	10 Years	Life of Fund
At NAV[2]
High Yield Strategies Fund Inc.	07/28/2003	1.46%	9.15%	5.31%	3.67%	7.41%
At Market Price[3]
High Yield Strategies Fund Inc.	07/28/2003	0.65%	11.81%	7.26%	5.31%	7.35%
Index
ICE BofA U.S. High Yield Constrained Index[4]		1.67%	8.69%	6.40%	4.79%	6.76%
Listed closed-end funds, unlike open-end funds, are not continually offered. Generally, there is an initial public offering and, once issued, shares of common stock of closed-end funds are sold in the secondary market on a stock exchange.
The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, please visit www. nb.com/cef-performance.
The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a stockholder would pay on Fund distributions or on the sale of shares of the Fund’s common stock.
The investment return and market price will fluctuate and shares of the Fund’s common stock may trade at prices above or below NAV. Shares of the Fund’s common stock, when sold, may be worth more or less than their original cost.
Returns would have been lower if Neuberger Berman Investment Advisers LLC ("NBIA") had not waived certain expenses during certain of the periods shown. The waived fees are from prior years that are no longer disclosed in the Financial Highlights.

Endnotes (Unaudited)

1	The performance information for periods prior to August 6, 2010 is that of a predecessor fund (Neuberger Berman High Yield Strategies Fund).
2	Returns based on the NAV of the Fund.
3	Returns based on the market price of shares of the Fund’s common stock on the NYSE American.
4
The ICE BofA U.S. High Yield Constrained Index tracks the performance of U.S. dollar-denominated, below investment grade corporate debt publicly issued in the U.S. domestic market. In addition to meeting other criteria, qualifying securities must have a below investment grade rating (based on an average of Moody’s,
S&P and Fitch ratings) and have risk exposure to countries that are members of the FX-G10, Western
Europe or territories of the U.S. and Western Europe. Securities in legal default are excluded from the index. Index constituents are capitalization-weighted, provided the total allocation to an individual issuer does not exceed 2%. Transaction costs are incorporated into the calculation of total return for ICE fixed income indices beginning in July 2022.  Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by
NBIA and include reinvestment of all income dividends and other distributions, if any. The Fund may invest in securities not included in the index and generally does not invest in all securities included in the index.

For more complete information on Neuberger Berman High Yield Strategies Fund Inc., call Neuberger Berman Investment Advisers LLC at (877) 461-1899, or visit our website at www.nb.com.

Legend April 30, 2025 (Unaudited)

Neuberger Berman High Yield Strategies Fund Inc.
Counterparties:
BofAS	= BofA Securities, Inc.
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate
Currency Abbreviations:
USD	= United States Dollar

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)

April 30, 2025

Principal Amount		Value
Asset-Backed Securities 2.0%
Other 2.0%
$1,000,000	Barings CLO Ltd., Series 2020-1A, Class D1R2, (3 mo. USD Term SOFR + 2.75%), 7.01%, due 1/15/2038	$980,713 (a)(b)
750,000	Oaktree CLO Ltd., Series 2024-25A, Class E, (3 mo. USD Term SOFR + 6.59%), 10.86%, due 4/20/2037	746,250 (a)(b)
500,000	OCP CLO Ltd., Series 2021-23A, Class ER, (3 mo. USD Term SOFR + 4.85%), 9.13%, due 1/17/2037	478,614 (a)(b)
1,000,000	Palmer Square CLO Ltd., Series 2024-4A, Class E, (3 mo. USD Term SOFR + 5.00%), 9.33%, due 1/15/2038	972,067 (a)(b)
500,000	Signal Peak CLO 11 Ltd., Series 2024-11A, Class D1, (3 mo. USD Term SOFR + 3.10%), 7.37%, due 7/18/2037	485,271 (a)(b)
1,000,000	Symphony CLO 44 Ltd., Series 2024-44A, Class D, (3 mo. USD Term SOFR + 3.20%), 7.44%, due 7/14/2037	965,677 (a)(b)
Total Asset-Backed Securities (Cost $4,742,500)		4,628,592

Corporate Bonds 132.7%
Advertising 0.9%
Clear Channel Outdoor Holdings, Inc.
465,000	5.13%, due 8/15/2027	452,113 (a)
420,000	9.00%, due 9/15/2028	434,723 (a)
480,000	7.88%, due 4/1/2030	480,215 (a)
355,000	CMG Media Corp., 8.88%, due 6/18/2029	310,625 (a)
445,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	396,050 (a)
2,073,726
Aerospace & Defense 3.2%
425,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	435,066 (a)
Bombardier, Inc.
530,000	6.00%, due 2/15/2028	524,120 (a)
215,000	8.75%, due 11/15/2030	230,375 (a)
480,000	7.25%, due 7/1/2031	491,450 (a)
590,000	7.00%, due 6/1/2032	596,921 (a)
1,050,000	Goat Holdco LLC, 6.75%, due 2/1/2032	1,026,375 (a)(c)
TransDigm, Inc.
195,000	5.50%, due 11/15/2027	194,072
605,000	6.75%, due 8/15/2028	617,157 (a)
315,000	4.63%, due 1/15/2029	302,977
555,000	6.38%, due 3/1/2029	565,385 (a)
930,000	4.88%, due 5/1/2029	897,463 (c)
865,000	6.88%, due 12/15/2030	891,255 (a)
570,000	6.63%, due 3/1/2032	583,882 (a)
10,000	6.00%, due 1/15/2033	9,979 (a)
7,366,477
Airlines 1.2%
2,290,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	2,221,078 (a)
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
95,000	9.50%, due 6/1/2028	92,795 (a)
425,000	6.38%, due 2/1/2030	366,931 (a)
2,680,804

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value

Auto Manufacturers 0.3%
$145,000	Nissan Motor Acceptance Co. LLC, 7.05%, due 9/15/2028	$148,244 (a)
480,000	Nissan Motor Co. Ltd., 4.81%, due 9/17/2030	443,556 (a)
591,800
Auto Parts & Equipment 2.3%
Adient Global Holdings Ltd.
190,000	8.25%, due 4/15/2031	188,090 (a)
30,000	7.50%, due 2/15/2033	28,427 (a)
405,000	Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 2/15/2030	412,006 (a)
530,000	Dornoch Debt Merger Sub, Inc., 6.63%, due 10/15/2029	366,271 (a)
Goodyear Tire & Rubber Co.
750,000	5.00%, due 7/15/2029	713,368
1,000,000	5.25%, due 7/15/2031	931,573 (d)
270,000	5.63%, due 4/30/2033	249,419
IHO Verwaltungs GmbH
30,000	6.38% Cash/7.13% PIK, due 5/15/2029	29,053 (a)(e)
695,000	7.75%, due 11/15/2030	678,507 (a)
355,000	8.00% Cash/8.75% PIK, due 11/15/2032	339,955 (a)(e)
ZF North America Capital, Inc.
435,000	6.88%, due 4/14/2028	415,350 (a)
150,000	7.13%, due 4/14/2030	138,001 (a)
485,000	6.75%, due 4/23/2030	442,596 (a)
355,000	6.88%, due 4/23/2032	311,577 (a)
5,244,193
Banks 0.5%
260,000	Freedom Mortgage Corp., 6.63%, due 1/15/2027	258,048 (a)
850,000	Walker & Dunlop, Inc., 6.63%, due 4/1/2033	864,586 (a)
1,122,634
Building Materials 4.7%
720,000	Builders FirstSource, Inc., 6.38%, due 3/1/2034	714,625 (a)
315,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	273,172 (a)
Cornerstone Building Brands, Inc.
170,000	6.13%, due 1/15/2029	114,030 (a)
315,000	9.50%, due 8/15/2029	274,055 (a)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
1,010,000	6.63%, due 12/15/2030	1,024,250 (a)(c)
445,000	6.75%, due 7/15/2031	453,791 (a)
Jeld-Wen, Inc.
770,000	4.88%, due 12/15/2027	711,209 (a)
540,000	7.00%, due 9/1/2032	474,250 (a)
850,000	Knife River Corp., 7.75%, due 5/1/2031	889,114 (a)(c)
575,000	Masterbrand, Inc., 7.00%, due 7/15/2032	576,394 (a)
340,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, due 4/1/2032	340,244 (a)
825,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	743,466 (a)
665,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, due 4/15/2030	605,153 (a)
Quikrete Holdings, Inc.
1,770,000	6.38%, due 3/1/2032	1,779,976 (a)(c)
795,000	6.75%, due 3/1/2033	797,974 (a)
780,000	Standard Building Solutions, Inc., 6.50%, due 8/15/2032	789,714 (a)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value

Building Materials – cont'd
$225,000	Standard Industries, Inc., 4.38%, due 7/15/2030	$209,838 (a)
10,771,255
Chemicals 4.5%
280,000	Ashland, Inc., 6.88%, due 5/15/2043	290,257
Avient Corp.
910,000	7.13%, due 8/1/2030	927,834 (a)
245,000	6.25%, due 11/1/2031	242,381 (a)
605,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, due 2/15/2031	626,459 (a)
Celanese U.S. Holdings LLC
320,000	6.60%, due 11/15/2028	323,502 (f)
525,000	6.50%, due 4/15/2030	512,991
320,000	6.80%, due 11/15/2030	319,888 (f)
145,000	6.63%, due 7/15/2032	142,556 (f)
1,050,000	6.75%, due 4/15/2033	985,619 (c)
140,000	6.95%, due 11/15/2033	140,272 (f)
390,000	Consolidated Energy Finance SA, 12.00%, due 2/15/2031	351,576 (a)
660,000	INEOS Finance PLC, 6.75%, due 5/15/2028	644,375 (a)
Olympus Water U.S. Holding Corp.
375,000	7.13%, due 10/1/2027	375,967 (a)
360,000	4.25%, due 10/1/2028	332,579 (a)
425,000	9.75%, due 11/15/2028	442,832 (a)
735,000	6.25%, due 10/1/2029	675,106 (a)
185,000	7.25%, due 6/15/2031	185,000 (a)
320,000	SCIH Salt Holdings, Inc., 6.63%, due 5/1/2029	310,809 (a)
610,000	Tronox, Inc., 4.63%, due 3/15/2029	493,780 (a)
550,000	Vibrantz Technologies, Inc., 9.00%, due 2/15/2030	416,606 (a)(c)
WR Grace Holdings LLC
715,000	5.63%, due 8/15/2029	633,452 (a)
975,000	7.38%, due 3/1/2031	980,204 (a)
10,354,045
Commercial Services 6.9%
915,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	934,545 (a)(c)
1,110,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	1,040,930 (a)(c)
1,270,000	Block, Inc., 6.50%, due 5/15/2032	1,295,756 (a)(c)
1,155,000	Boost Newco Borrower LLC, 7.50%, due 1/15/2031	1,218,821 (a)(c)
475,000	Champions Financing, Inc., 8.75%, due 2/15/2029	418,197 (a)
Garda World Security Corp.
110,000	7.75%, due 2/15/2028	113,548 (a)
555,000	6.00%, due 6/1/2029	519,126 (a)
680,000	8.25%, due 8/1/2032	668,027 (a)
335,000	8.38%, due 11/15/2032	330,452 (a)
Herc Holdings, Inc.
345,000	5.50%, due 7/15/2027	341,132 (a)
280,000	6.63%, due 6/15/2029	276,617 (a)
1,750,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	1,748,558 (a)(c)
475,000	Raven Acquisition Holdings LLC, 6.88%, due 11/15/2031	463,289 (a)
1,085,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	1,100,458 (a)
1,250,000	Veritiv Operating Co., 10.50%, due 11/30/2030	1,305,686 (a)(c)
1,255,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	1,210,079 (a)(c)
1,365,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	1,406,201 (a)(c)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value

Commercial Services – cont'd
Williams Scotsman, Inc.
$310,000	6.63%, due 6/15/2029	$314,148 (a)
170,000	6.63%, due 4/15/2030	173,079 (a)
915,000	7.38%, due 10/1/2031	949,067 (a)
15,827,716
Computers 1.4%
1,030,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	995,940 (a)(c)
465,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	473,016 (a)
635,000	ASGN, Inc., 4.63%, due 5/15/2028	604,293 (a)
1,085,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	1,109,116 (a)(c)
3,182,365
Cosmetics - Personal Care 0.8%
875,000	Opal Bidco SAS, 6.50%, due 3/31/2032	875,221 (a)
955,000	Perrigo Finance Unlimited Co., 6.13%, due 9/30/2032	947,975 (c)
1,823,196
Distribution - Wholesale 2.4%
745,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	745,000 (a)
820,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	795,467 (a)
360,000	Gates Corp., 6.88%, due 7/1/2029	365,266 (a)
975,000	RB Global Holdings, Inc., 7.75%, due 3/15/2031	1,022,272 (a)(c)
Resideo Funding, Inc.
710,000	4.00%, due 9/1/2029	653,534 (a)
830,000	6.50%, due 7/15/2032	823,350 (a)
955,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	1,005,180 (a)(c)
5,410,069
Diversified Financial Services 6.5%
435,000	Ally Financial, Inc., 6.70%, due 2/14/2033	431,965
620,000	Azorra Finance Ltd., 7.75%, due 4/15/2030	615,214 (a)
640,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	643,829 (a)
Freedom Mortgage Holdings LLC
250,000	9.25%, due 2/1/2029	254,673 (a)
245,000	9.13%, due 5/15/2031	247,714 (a)
350,000	GGAM Finance Ltd., 6.88%, due 4/15/2029	357,422 (a)
Jane Street Group/JSG Finance, Inc.
670,000	7.13%, due 4/30/2031	690,986 (a)
1,460,000	6.13%, due 11/1/2032	1,435,004 (a)(c)
Nationstar Mortgage Holdings, Inc.
165,000	6.00%, due 1/15/2027	165,072 (a)
415,000	5.50%, due 8/15/2028	412,488 (a)
525,000	6.50%, due 8/1/2029	533,607 (a)
80,000	7.13%, due 2/1/2032	82,992 (a)
885,000	Navient Corp., 5.50%, due 3/15/2029	837,856
OneMain Finance Corp.
620,000	6.63%, due 1/15/2028	624,341
285,000	3.88%, due 9/15/2028	263,736
345,000	6.63%, due 5/15/2029	346,006
470,000	5.38%, due 11/15/2029	449,296
430,000	7.13%, due 11/15/2031	431,776

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value

Diversified Financial Services – cont'd
PennyMac Financial Services, Inc.
$425,000	7.13%, due 11/15/2030	$432,194 (a)
540,000	5.75%, due 9/15/2031	514,359 (a)
735,000	6.88%, due 2/15/2033	733,975 (a)
955,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	980,632 (a)(c)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
110,000	3.88%, due 3/1/2031	99,431 (a)
1,650,000	4.00%, due 10/15/2033	1,427,280 (a)(c)
955,000	SLM Corp., 6.50%, due 1/31/2030	985,832 (c)
765,000	UWM Holdings LLC, 6.63%, due 2/1/2030	756,483 (a)
14,754,163
Electric 4.1%
1,405,000	Alpha Generation LLC, 6.75%, due 10/15/2032	1,431,852 (a)(c)
665,000	Electricite de France SA, 9.13%, due 3/15/2033	743,786 (a)(g)(h)
1,273,000	Lightning Power LLC, 7.25%, due 8/15/2032	1,318,868 (a)(c)
NRG Energy, Inc.
850,000	10.25%, due 3/15/2028	931,215 (a)(c)(g)(h)
615,000	5.75%, due 7/15/2029	612,107 (a)
815,000	6.00%, due 2/1/2033	806,447 (a)
615,000	Vistra Corp., 7.00%, due 12/15/2026	621,086 (a)(g)(h)
Vistra Operations Co. LLC
740,000	7.75%, due 10/15/2031	782,463 (a)
1,395,000	6.88%, due 4/15/2032	1,444,912 (a)(c)
XPLR Infrastructure Operating Partners LP
335,000	8.38%, due 1/15/2031	336,229 (a)
320,000	8.63%, due 3/15/2033	319,326 (a)
9,348,291
Electrical Components & Equipment 1.3%
625,000	EnerSys, 6.63%, due 1/15/2032	638,110 (a)
WESCO Distribution, Inc.
500,000	6.38%, due 3/15/2029	506,606 (a)
660,000	6.63%, due 3/15/2032	671,366 (a)
1,045,000	6.38%, due 3/15/2033	1,057,133 (a)(c)
2,873,215
Electronics 1.0%
640,000	Imola Merger Corp., 4.75%, due 5/15/2029	611,120 (a)
320,000	Sensata Technologies BV, 4.00%, due 4/15/2029	294,372 (a)
1,435,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	1,421,685 (a)(c)
2,327,177
Engineering & Construction 0.3%
685,000	Artera Services LLC, 8.50%, due 2/15/2031	649,911 (a)(c)
Entertainment 5.4%
625,000	Allwyn Entertainment Financing U.K. PLC, 7.88%, due 4/30/2029	646,875 (a)
465,000	Caesars Entertainment, Inc., 6.50%, due 2/15/2032	467,436 (a)
Churchill Downs, Inc.
480,000	5.50%, due 4/1/2027	475,354 (a)
60,000	5.75%, due 4/1/2030	58,679 (a)
1,285,000	6.75%, due 5/1/2031	1,297,820 (a)(c)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value

Entertainment – cont'd
$770,000	Light & Wonder International, Inc., 7.25%, due 11/15/2029	$785,016 (a)(c)
415,000	Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, due 2/15/2031	386,519 (a)
1,250,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	1,180,073 (a)(c)
895,000	Motion Finco SARL, 8.38%, due 2/15/2032	847,198 (a)
Penn Entertainment, Inc.
215,000	5.63%, due 1/15/2027	211,584 (a)
1,100,000	4.13%, due 7/1/2029	964,829 (a)(c)
1,270,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	1,208,774 (a)(c)
960,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	912,454 (a)(c)
1,205,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	1,221,547 (a)(c)
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
650,000	6.50%, due 10/1/2028	653,444
495,000	5.25%, due 7/15/2029	470,602
470,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 5/1/2032	474,216 (a)
12,262,420
Environmental Control 0.6%
1,430,000	Madison IAQ LLC, 5.88%, due 6/30/2029	1,352,263 (a)(c)
Food 2.6%
905,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.25%, due 3/15/2033	918,165 (a)(c)
555,000	Lamb Weston Holdings, Inc., 4.13%, due 1/31/2030	520,654 (a)
Performance Food Group, Inc.
630,000	5.50%, due 10/15/2027	624,836 (a)
690,000	6.13%, due 9/15/2032	690,205 (a)
Post Holdings, Inc.
1,160,000	6.38%, due 3/1/2033	1,146,959 (a)(c)
435,000	6.25%, due 10/15/2034	431,389 (a)
U.S. Foods, Inc.
455,000	4.75%, due 2/15/2029	441,915 (a)
665,000	7.25%, due 1/15/2032	695,663 (a)
470,000	5.75%, due 4/15/2033	460,369 (a)
5,930,155
Food Service 0.3%
TKC Holdings, Inc.
450,000	6.88%, due 5/15/2028	450,030 (a)
300,000	10.50%, due 5/15/2029	300,146 (a)
750,176
Forest Products & Paper 0.4%
795,000	Ahlstrom Holding 3 OYJ, 4.88%, due 2/4/2028	741,359 (a)
225,000	Magnera Corp., 7.25%, due 11/15/2031	212,767 (a)
954,126
Gas 0.4%
Venture Global Plaquemines LNG LLC
452,000	7.50%, due 5/1/2033	463,710 (a)
453,000	7.75%, due 5/1/2035	465,185 (a)
928,895
Healthcare - Products 1.5%
1,370,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	1,423,156 (a)(c)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value

Healthcare - Products – cont'd
$2,125,000	Medline Borrower LP, 5.25%, due 10/1/2029	$2,017,980 (a)(c)
3,441,136
Healthcare - Services 4.9%
Acadia Healthcare Co., Inc.
500,000	5.50%, due 7/1/2028	489,500 (a)
35,000	5.00%, due 4/15/2029	33,088 (a)
225,000	7.38%, due 3/15/2033	224,804 (a)
CHS/Community Health Systems, Inc.
620,000	5.63%, due 3/15/2027	604,634 (a)
97,000	8.00%, due 12/15/2027	97,048 (a)
170,000	6.00%, due 1/15/2029	158,367 (a)
40,000	6.88%, due 4/15/2029	29,140 (a)
40,000	6.13%, due 4/1/2030	27,276 (a)
315,000	5.25%, due 5/15/2030	268,743 (a)
575,000	4.75%, due 2/15/2031	474,694 (a)
120,000	HAH Group Holding Co. LLC, 9.75%, due 10/1/2031	115,139 (a)
480,000	Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, due 4/30/2028	505,772 (a)
LifePoint Health, Inc.
160,000	5.38%, due 1/15/2029	144,033 (a)
785,000	9.88%, due 8/15/2030	835,023 (a)
625,000	10.00%, due 6/1/2032	606,250 (a)
1,380,000	Molina Healthcare, Inc., 6.25%, due 1/15/2033	1,369,617 (a)(c)
880,000	Select Medical Corp., 6.25%, due 12/1/2032	873,799 (a)
1,075,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	1,072,560 (a)(c)
269,196	Team Health Holdings, Inc., 9.00% Cash/4.50% PIK, due 6/30/2028	288,713 (a)(e)
Tenet Healthcare Corp.
935,000	6.13%, due 10/1/2028	932,764
600,000	6.13%, due 6/15/2030	602,057
1,040,000	6.75%, due 5/15/2031	1,066,093 (c)
430,000	U.S. Acute Care Solutions LLC, 9.75%, due 5/15/2029	436,528 (a)
11,255,642
Home Builders 2.2%
Beazer Homes USA, Inc.
500,000	5.88%, due 10/15/2027	488,430
805,000	7.50%, due 3/15/2031	777,773 (a)
910,000	KB Home, 7.25%, due 7/15/2030	931,491 (c)
LGI Homes, Inc.
110,000	4.00%, due 7/15/2029	95,722 (a)
950,000	7.00%, due 11/15/2032	876,375 (a)(c)
240,000	Mattamy Group Corp., 5.25%, due 12/15/2027	233,130 (a)
Shea Homes LP/Shea Homes Funding Corp.
495,000	4.75%, due 2/15/2028	480,506
315,000	4.75%, due 4/1/2029	297,871
620,000	Taylor Morrison Communities, Inc., 5.75%, due 1/15/2028	620,280 (a)
380,000	Thor Industries, Inc., 4.00%, due 10/15/2029	341,762 (a)
5,143,340
Housewares 0.3%
Newell Brands, Inc.
60,000	6.63%, due 9/15/2029	56,284

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value

Housewares – cont'd
$260,000	6.38%, due 5/15/2030	$236,676
35,000	6.63%, due 5/15/2032	31,377
310,000	6.88%, due 4/1/2036	270,027 (f)
110,000	7.00%, due 4/1/2046	84,993 (f)
679,357
Insurance 5.9%
Acrisure LLC/Acrisure Finance, Inc.
690,000	8.25%, due 2/1/2029	705,992 (a)
235,000	8.50%, due 6/15/2029	242,738 (a)
960,000	7.50%, due 11/6/2030	977,963 (a)(c)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
1,465,000	6.75%, due 10/15/2027	1,454,467 (a)(c)
580,000	6.75%, due 4/15/2028	584,176 (a)
475,000	7.00%, due 1/15/2031	482,076 (a)
380,000	6.50%, due 10/1/2031	379,221 (a)
100,000	7.38%, due 10/1/2032	101,056 (a)
595,000	Ardonagh Finco Ltd., 7.75%, due 2/15/2031	605,593 (a)(i)
505,000	Ardonagh Group Finance Ltd., 8.88%, due 2/15/2032	515,109 (a)
885,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	900,481 (a)(c)
1,190,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	1,148,976 (a)(c)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
380,000	7.25%, due 2/15/2031	390,267 (a)
555,000	8.13%, due 2/15/2032	562,994 (a)
HUB International Ltd.
375,000	5.63%, due 12/1/2029	366,329 (a)
1,225,000	7.25%, due 6/15/2030	1,270,623 (a)(c)
695,000	7.38%, due 1/31/2032	716,018 (a)
Jones Deslauriers Insurance Management, Inc.
100,000	8.50%, due 3/15/2030	105,478 (a)
600,000	10.50%, due 12/15/2030	645,440 (a)
685,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	701,779 (a)
495,000	USI, Inc., 7.50%, due 1/15/2032	511,231 (a)
13,368,007
Internet 1.1%
360,000	Cablevision Lightpath LLC, 5.63%, due 9/15/2028	333,305 (a)
Gen Digital, Inc.
470,000	7.13%, due 9/30/2030	483,922 (a)
830,000	6.25%, due 4/1/2033	827,761 (a)
Rakuten Group, Inc.
505,000	11.25%, due 2/15/2027	539,702 (a)(c)
225,000	9.75%, due 4/15/2029	237,332 (a)
2,422,022
Iron - Steel 1.8%
ATI, Inc.
895,000	5.88%, due 12/1/2027	892,863 (c)
390,000	7.25%, due 8/15/2030	405,611
760,000	Carpenter Technology Corp., 7.63%, due 3/15/2030	782,127

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value

Iron - Steel – cont'd
Cleveland-Cliffs, Inc.
$500,000	6.88%, due 11/1/2029	$484,264 (a)
275,000	7.50%, due 9/15/2031	266,125 (a)
880,000	7.00%, due 3/15/2032	826,748 (a)
380,000	7.38%, due 5/1/2033	357,225 (a)
4,014,963
Leisure Time 3.2%
Carnival Corp.
60,000	6.00%, due 5/1/2029	59,646 (a)
2,135,000	6.13%, due 2/15/2033	2,116,947 (a)(c)
770,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	791,338 (a)
1,860,000	NCL Corp. Ltd., 6.75%, due 2/1/2032	1,816,178 (a)(c)
525,000	Royal Caribbean Cruises Ltd., 6.00%, due 2/1/2033	526,445 (a)
Viking Cruises Ltd.
465,000	5.88%, due 9/15/2027	464,056 (a)
495,000	7.00%, due 2/15/2029	496,779 (a)
855,000	9.13%, due 7/15/2031	914,162 (a)
230,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	227,693 (a)
7,413,244
Lodging 0.8%
MGM Resorts International
940,000	6.13%, due 9/15/2029	935,747 (c)
250,000	6.50%, due 4/15/2032	246,352
Station Casinos LLC
465,000	4.63%, due 12/1/2031	420,347 (a)
290,000	6.63%, due 3/15/2032	288,318 (a)
1,890,764
Machinery - Construction & Mining 1.1%
860,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	871,825 (a)
Terex Corp.
700,000	5.00%, due 5/15/2029	669,534 (a)
1,055,000	6.25%, due 10/15/2032	1,009,681 (a)(c)
2,551,040
Machinery - Diversified 1.1%
695,000	ATS Corp., 4.13%, due 12/15/2028	644,873 (a)
Chart Industries, Inc.
690,000	7.50%, due 1/1/2030	715,867 (a)
95,000	9.50%, due 1/1/2031	101,237 (a)
1,130,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	1,139,394 (a)(c)
2,601,371
Media 7.4%
375,000	Cable One, Inc., 4.00%, due 11/15/2030	305,021 (a)
CCO Holdings LLC/CCO Holdings Capital Corp.
500,000	5.13%, due 5/1/2027	493,160 (a)
715,000	5.00%, due 2/1/2028	697,593 (a)
1,020,000	5.38%, due 6/1/2029	997,752 (a)(c)
555,000	6.38%, due 9/1/2029	559,972 (a)
735,000	4.75%, due 3/1/2030	693,866 (a)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value

Media – cont'd
$1,335,000	4.25%, due 2/1/2031	$1,206,204 (a)(c)
830,000	7.38%, due 3/1/2031	854,858 (a)
220,000	4.75%, due 2/1/2032	199,091 (a)
520,000	4.50%, due 5/1/2032	462,009
390,000	4.50%, due 6/1/2033	339,326 (a)
440,000	4.25%, due 1/15/2034	370,651 (a)
CSC Holdings LLC
510,000	5.50%, due 4/15/2027	473,882 (a)
355,000	5.38%, due 2/1/2028	310,230 (a)
325,000	7.50%, due 4/1/2028	238,030 (a)
290,000	11.25%, due 5/15/2028	283,479 (a)
1,060,000	11.75%, due 1/31/2029	1,002,143 (a)(c)
345,000	6.50%, due 2/1/2029	282,155 (a)
710,000	5.75%, due 1/15/2030	356,093 (a)
585,000	4.13%, due 12/1/2030	400,941 (a)
690,000	4.63%, due 12/1/2030	319,145 (a)
205,000	4.50%, due 11/15/2031	139,403 (a)
DISH DBS Corp.
240,000	7.75%, due 7/1/2026	208,608
720,000	5.25%, due 12/1/2026	655,194 (a)
590,000	5.75%, due 12/1/2028	495,508 (a)
340,000	5.13%, due 6/1/2029	212,879
570,000	DISH Network Corp., 11.75%, due 11/15/2027	599,041 (a)
McGraw-Hill Education, Inc.
430,000	5.75%, due 8/1/2028	421,232 (a)
395,000	8.00%, due 8/1/2029	391,203 (a)
490,000	7.38%, due 9/1/2031	500,662 (a)
930,000	Midcontinent Communications, 8.00%, due 8/15/2032	948,133 (a)
Sirius XM Radio LLC
660,000	5.50%, due 7/1/2029	642,597 (a)
375,000	4.13%, due 7/1/2030	335,532 (a)
475,000	3.88%, due 9/1/2031	407,592 (a)
16,803,185
Metal Fabricate - Hardware 0.2%
555,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	563,561 (a)
Mining 3.3%
350,000	Arsenal AIC Parent LLC, 8.00%, due 10/1/2030	362,378 (a)
1,115,000	Capstone Copper Corp., 6.75%, due 3/31/2033	1,095,553 (a)(c)
Constellium SE
830,000	5.63%, due 6/15/2028	816,723 (a)
230,000	6.38%, due 8/15/2032	226,412 (a)
FMG Resources August 2006 Pty. Ltd.
75,000	5.88%, due 4/15/2030	74,150 (a)
145,000	5.88%, due 4/15/2030	143,356 (j)
155,000	4.38%, due 4/1/2031	140,280 (a)
775,000	6.13%, due 4/15/2032	763,757 (a)
485,000	Hudbay Minerals, Inc., 6.13%, due 4/1/2029	482,838 (a)
Kaiser Aluminum Corp.
700,000	4.63%, due 3/1/2028	673,505 (a)
720,000	4.50%, due 6/1/2031	647,009 (a)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value

Mining – cont'd
Novelis Corp.
$970,000	4.75%, due 1/30/2030	$901,990 (a)(c)
890,000	6.88%, due 1/30/2030	902,823 (a)(c)
85,000	3.88%, due 8/15/2031	73,362 (a)
240,000	Taseko Mines Ltd., 8.25%, due 5/1/2030	242,329 (a)
7,546,465
Miscellaneous Manufacturer 2.4%
1,615,000	Amsted Industries, Inc., 6.38%, due 3/15/2033	1,622,272 (a)(c)
Axon Enterprise, Inc.
850,000	6.13%, due 3/15/2030	864,793 (a)
1,060,000	6.25%, due 3/15/2033	1,080,381 (a)(c)
540,000	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	530,264 (a)(e)
600,000	Calderys Financing LLC, 11.25%, due 6/1/2028	633,926 (a)
Hillenbrand, Inc.
370,000	6.25%, due 2/15/2029	367,838
390,000	3.75%, due 3/1/2031	338,603
5,438,077
Oil & Gas 5.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
475,000	5.88%, due 6/30/2029	460,909 (a)
960,000	6.63%, due 10/15/2032	949,930 (a)(c)
Civitas Resources, Inc.
580,000	8.38%, due 7/1/2028	569,816 (a)
800,000	8.63%, due 11/1/2030	771,038 (a)
Comstock Resources, Inc.
627,000	6.75%, due 3/1/2029	597,650 (a)
970,000	5.88%, due 1/15/2030	878,094 (a)(c)
Crescent Energy Finance LLC
240,000	7.63%, due 4/1/2032	218,066 (a)
410,000	7.38%, due 1/15/2033	362,857 (a)
Hilcorp Energy I LP/Hilcorp Finance Co.
425,000	6.25%, due 11/1/2028	411,256 (a)
503,000	5.75%, due 2/1/2029	470,960 (a)
255,000	6.00%, due 4/15/2030	232,856 (a)
268,000	6.00%, due 2/1/2031	240,550 (a)
365,000	8.38%, due 11/1/2033	347,101 (a)
220,000	6.88%, due 5/15/2034	186,957 (a)
325,000	7.25%, due 2/15/2035	283,147 (a)
610,000	Kimmeridge Texas Gas LLC, 8.50%, due 2/15/2030	585,688 (a)
Matador Resources Co.
210,000	6.50%, due 4/15/2032	202,276 (a)
185,000	6.25%, due 4/15/2033	174,621 (a)
615,000	Noble Finance II LLC, 8.00%, due 4/15/2030	585,952 (a)
Northern Oil & Gas, Inc.
310,000	8.13%, due 3/1/2028	306,047 (a)
260,000	8.75%, due 6/15/2031	249,790 (a)
Permian Resources Operating LLC
665,000	7.00%, due 1/15/2032	669,449 (a)
235,000	6.25%, due 2/1/2033	229,806 (a)
445,000	SM Energy Co., 7.00%, due 8/1/2032	410,234 (a)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value

Oil & Gas – cont'd
$1,120,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	$1,029,221 (a)(c)
Transocean, Inc.
325,000	8.25%, due 5/15/2029	262,031 (a)
400,000	8.50%, due 5/15/2031	309,215 (a)
11,995,517
Oil & Gas Services 2.2%
Archrock Partners LP/Archrock Partners Finance Corp.
330,000	6.88%, due 4/1/2027	329,536 (a)
595,000	6.25%, due 4/1/2028	593,987 (a)
765,000	6.63%, due 9/1/2032	760,696 (a)
1,205,000	Aris Water Holdings LLC, 7.25%, due 4/1/2030	1,195,753 (a)(c)
1,130,000	Star Holding LLC, 8.75%, due 8/1/2031	1,035,362 (a)(c)
USA Compression Partners LP/USA Compression Finance Corp.
310,000	6.88%, due 9/1/2027	307,370
895,000	7.13%, due 3/15/2029	903,673 (a)
5,126,377
Packaging & Containers 3.0%
Clydesdale Acquisition Holdings, Inc.
410,000	6.88%, due 1/15/2030	416,579 (a)
300,000	8.75%, due 4/15/2030	309,097 (a)
715,000	6.75%, due 4/15/2032	731,089 (a)
425,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	415,603 (a)
870,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, due 9/15/2028	862,679 (a)(c)
Mauser Packaging Solutions Holding Co.
530,000	7.88%, due 4/15/2027	531,399 (a)
1,310,000	9.25%, due 4/15/2027	1,201,945 (a)(c)
Sealed Air Corp.
705,000	6.50%, due 7/15/2032	717,077 (a)
160,000	6.88%, due 7/15/2033	166,096 (a)
510,000	Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, due 2/15/2031	531,089 (a)
855,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	896,931 (a)
6,779,584
Pharmaceuticals 1.9%
1,455,000	1261229 BC Ltd., 10.00%, due 4/15/2032	1,424,698 (a)
AdaptHealth LLC
520,000	6.13%, due 8/1/2028	504,313 (a)
110,000	4.63%, due 8/1/2029	98,350 (a)
Bausch Health Americas, Inc.
95,000	9.25%, due 4/1/2026	92,646 (a)
70,000	8.50%, due 1/31/2027	66,500 (a)
Bausch Health Cos., Inc.
550,000	5.00%, due 1/30/2028	421,069 (a)
975,000	4.88%, due 6/1/2028	791,846 (a)(c)
190,000	5.25%, due 2/15/2031	102,600 (a)
810,000	Grifols SA, 4.75%, due 10/15/2028	754,010 (a)
4,256,032
Pipelines 8.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
850,000	5.38%, due 6/15/2029	829,519 (a)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value

Pipelines – cont'd
$775,000	6.63%, due 2/1/2032	$783,011 (a)
165,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, due 7/15/2032	169,187 (a)
1,065,000	Buckeye Partners LP, 6.75%, due 2/1/2030	1,083,644 (a)(c)
370,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, due 12/15/2033	389,308 (a)
1,300,000	Excelerate Energy LP, 8.00%, due 5/15/2030	1,320,575 (a)(k)
Genesis Energy LP/Genesis Energy Finance Corp.
160,000	7.75%, due 2/1/2028	159,390
580,000	8.25%, due 1/15/2029	589,460
250,000	8.88%, due 4/15/2030	255,105
293,000	7.88%, due 5/15/2032	285,094
600,000	8.00%, due 5/15/2033	581,947
Harvest Midstream I LP
1,190,000	7.50%, due 9/1/2028	1,204,510 (a)(c)
145,000	7.50%, due 5/15/2032	147,570 (a)
1,320,000	Howard Midstream Energy Partners LLC, 7.38%, due 7/15/2032	1,351,137 (a)(c)
635,000	ITT Holdings LLC, 6.50%, due 8/1/2029	579,793 (a)(c)
Kinetik Holdings LP
640,000	6.63%, due 12/15/2028	644,678 (a)
230,000	5.88%, due 6/15/2030	224,721 (a)
1,120,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, due 2/15/2029	1,052,588 (a)(c)
695,000	Northriver Midstream Finance LP, 6.75%, due 7/15/2032	690,631 (a)
Rockies Express Pipeline LLC
160,000	4.80%, due 5/15/2030	149,905 (a)
865,000	6.75%, due 3/15/2033	878,869 (a)
270,000	7.50%, due 7/15/2038	264,930 (a)
455,000	6.88%, due 4/15/2040	429,527 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
565,000	6.00%, due 3/1/2027	557,718 (a)
450,000	7.38%, due 2/15/2029	448,361 (a)
220,000	6.00%, due 12/31/2030	204,851 (a)
215,000	6.00%, due 9/1/2031	198,202 (a)
660,000	TransMontaigne Partners LLC, 8.50%, due 6/15/2030	664,280 (a)
Venture Global LNG, Inc.
665,000	8.13%, due 6/1/2028	660,394 (a)
775,000	9.50%, due 2/1/2029	803,080 (a)
605,000	7.00%, due 1/15/2030	569,910 (a)
255,000	8.38%, due 6/1/2031	245,901 (a)
235,000	9.88%, due 2/1/2032	238,611 (a)
18,656,407
Real Estate 0.3%
160,000	Cushman & Wakefield U.S. Borrower LLC, 6.75%, due 5/15/2028	160,747 (a)
505,000	Greystar Real Estate Partners LLC, 7.75%, due 9/1/2030	530,315 (a)
691,062
Real Estate Investment Trusts 5.8%
Blackstone Mortgage Trust, Inc.
165,000	3.75%, due 1/15/2027	156,824 (a)
1,170,000	7.75%, due 12/1/2029	1,215,184 (a)(c)
Iron Mountain, Inc.
410,000	5.25%, due 3/15/2028	403,682 (a)
600,000	7.00%, due 2/15/2029	616,263 (a)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value

Real Estate Investment Trusts – cont'd
$325,000	4.88%, due 9/15/2029	$313,000 (a)
310,000	5.25%, due 7/15/2030	300,410 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
265,000	4.75%, due 6/15/2029	253,662 (a)
220,000	7.00%, due 7/15/2031	226,050 (a)
975,000	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/2028	919,379 (a)(c)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
1,000,000	5.88%, due 10/1/2028	975,860 (a)(c)
495,000	7.00%, due 2/1/2030	495,438 (a)
645,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	633,402 (a)
450,000	RHP Hotel Properties LP/RHP Finance Corp., 7.25%, due 7/15/2028	462,464 (a)
1,290,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	1,165,881 (a)(c)
Service Properties Trust
470,000	5.25%, due 2/15/2026	464,149
550,000	8.63%, due 11/15/2031	583,591 (a)(c)
Starwood Property Trust, Inc.
295,000	7.25%, due 4/1/2029	305,922 (a)
825,000	6.50%, due 7/1/2030	829,788 (a)
580,000	6.50%, due 10/15/2030	585,209 (a)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
1,115,000	10.50%, due 2/15/2028	1,183,890 (a)(c)
440,000	6.50%, due 2/15/2029	402,525 (a)
XHR LP
615,000	4.88%, due 6/1/2029	578,076 (a)
165,000	6.63%, due 5/15/2030	162,530 (a)
13,233,179
Retail 5.5%
Asbury Automotive Group, Inc.
730,000	4.63%, due 11/15/2029	686,470 (a)
5,000	4.75%, due 3/1/2030	4,676
750,000	5.00%, due 2/15/2032	683,498 (a)
Bath & Body Works, Inc.
655,000	6.63%, due 10/1/2030	666,532 (a)
200,000	6.95%, due 3/1/2033	198,042
310,000	6.88%, due 11/1/2035	310,064
1,625,000	Beacon Roofing Supply, Inc., 6.75%, due 4/30/2032	1,629,203 (a)(c)
Carvana Co.
483,369	9.00% Cash/12.00% PIK, due 12/1/2028	496,926 (a)(e)
415,000	11.00% Cash/13.00% PIK, due 6/1/2030	439,420 (a)(e)
1,355,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	1,405,050 (a)(c)
600,000	Foundation Building Materials, Inc., 6.00%, due 3/1/2029	505,733 (a)
635,000	Group 1 Automotive, Inc., 6.38%, due 1/15/2030	641,488 (a)
920,000	GYP Holdings III Corp., 4.63%, due 5/1/2029	865,157 (a)(c)
LCM Investments Holdings II LLC
550,000	4.88%, due 5/1/2029	519,955 (a)
675,000	8.25%, due 8/1/2031	705,975 (a)
Nordstrom, Inc.
170,000	4.38%, due 4/1/2030	150,573
395,000	4.25%, due 8/1/2031	336,068
1,035,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	1,004,807 (a)(c)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value

Retail – cont'd
$385,000	Walgreens Boots Alliance, Inc., 8.13%, due 8/15/2029	$400,573
895,000	White Cap Buyer LLC, 6.88%, due 10/15/2028	872,043 (a)(c)
12,522,253
Software 2.7%
1,160,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	1,108,787 (a)(c)
Cloud Software Group, Inc.
830,000	6.50%, due 3/31/2029	830,298 (a)
695,000	9.00%, due 9/30/2029	700,164 (a)
375,000	8.25%, due 6/30/2032	391,169 (a)
Open Text Holdings, Inc.
490,000	4.13%, due 2/15/2030	452,796 (a)
740,000	4.13%, due 12/1/2031	661,788 (a)
522,300	Rackspace Finance LLC, 3.50%, due 5/15/2028	185,925 (a)
1,700,000	UKG, Inc., 6.88%, due 2/1/2031	1,748,950 (a)(c)
6,079,877
Telecommunications 7.3%
Altice Financing SA
185,000	5.00%, due 1/15/2028	142,076 (a)
325,000	5.75%, due 8/15/2029	239,695 (a)
Altice France SA
1,050,000	8.13%, due 2/1/2027	961,073 (a)(c)
205,000	5.50%, due 1/15/2028	169,718 (a)
615,000	5.50%, due 10/15/2029	503,445 (a)
Bell Telephone Co. of Canada or Bell Canada
360,000	6.88%, due 9/15/2055	359,579 (g)
435,000	7.00%, due 9/15/2055	431,668 (g)
CommScope LLC
170,000	8.25%, due 3/1/2027	154,849 (a)
1,160,000	9.50%, due 12/15/2031	1,186,648 (a)(c)
175,000	CommScope Technologies LLC, 5.00%, due 3/15/2027	152,289 (a)
Consolidated Communications, Inc.
220,000	5.00%, due 10/1/2028	208,897 (a)
795,000	6.50%, due 10/1/2028	780,444 (a)
EchoStar Corp.
1,225,000	10.75%, due 11/30/2029	1,295,478 (c)
531,042	6.75%, due 11/30/2030	494,970
Fibercop SpA
390,000	6.38%, due 11/15/2033	372,157 (a)
315,000	6.00%, due 9/30/2034	290,894 (a)
290,000	7.20%, due 7/18/2036	278,506 (a)
Frontier Communications Holdings LLC
305,000	5.88%, due 10/15/2027	304,655 (a)
410,000	5.88%, due 11/1/2029	410,205
Iliad Holding SASU
580,000	7.00%, due 10/15/2028	587,071 (a)(c)
240,000	7.00%, due 4/15/2032	243,272 (a)
Level 3 Financing, Inc.
410,000	4.88%, due 6/15/2029	357,725 (a)
225,000	3.75%, due 7/15/2029	169,150 (a)
506,973	11.00%, due 11/15/2029	566,542 (a)

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value

Telecommunications – cont'd
$300,000	4.50%, due 4/1/2030	$249,819 (a)
794,000	10.50%, due 5/15/2030	858,369 (a)
165,000	10.75%, due 12/15/2030	182,672 (a)
	Lumen Technologies, Inc.
225,000	4.50%, due 1/15/2029	179,663 (a)
532,715	4.13%, due 4/15/2029	500,752 (a)
150,000	10.00%, due 10/15/2032	149,625 (a)
	Rogers Communications, Inc.
600,000	7.00%, due 4/15/2055	604,480 (g)
650,000	7.13%, due 4/15/2055	647,643 (g)
540,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 7/15/2031	474,594 (a)
680,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	696,129 (a)
1,510,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	1,390,697 (a)(c)
		16,595,449
Transportation 0.8%
1,745,000	XPO, Inc., 7.13%, due 2/1/2032	1,787,523 (a)(c)
Trucking & Leasing 0.5%
	Fortress Transportation & Infrastructure Investors LLC
210,000	7.88%, due 12/1/2030	219,545 (a)
850,000	7.00%, due 5/1/2031	864,264 (a)
		1,083,809
Total Corporate Bonds (Cost $304,304,003)		302,518,315

Loan Assignments(b) 3.0%
Capital Markets 0.1%
376,371	Galaxy U.S. Opco, Inc., Term Loan, (3 mo. USD Term SOFR + 5.00%), 9.28%, due 7/31/2030	312,388
Commercial Services & Supplies 0.2%
497,506	Crash Champions LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.07%, due 2/23/2029	444,855
Containers & Packaging 0.1%
333,291	IRIS Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.13%, due 6/28/2028	312,490
Electric Utilities 0.8%
405,000	Cornerstone Generation LLC, Term Loan B, (1 mo. USD Term SOFR), due 10/28/2031	404,915 (i)(l)
	Lightstone Holdco LLC
1,253,920	Term Loan B, (3 mo. USD Term SOFR + 5.75%), 10.03%, due 1/29/2027	1,248,591
70,920	Term Loan C, (3 mo. USD Term SOFR + 5.75%), 10.03%, due 1/29/2027	70,619
		1,724,125
Health Care Providers & Services 0.8%
473,865	Aveanna Healthcare LLC, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.16%, due 7/17/2028	463,738
	National Mentor Holdings, Inc.
476,213	Term Loan, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 8.15% – 8.17%, due 3/2/2028	453,097 (m)
13,833	Term Loan C, (3 mo. USD Term SOFR + 3.75%), 8.15%, due 3/2/2028	13,162
925,746	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.30%, due 9/27/2030	893,928
		1,823,925

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

Principal Amount		Value

Hotels, Restaurants & Leisure 0.3%
$615,000	Catawba Nation Gaming Authority, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.05%, due 3/29/2032	$609,877
IT Services 0.2%
450,526	Rackspace Finance LLC, First Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.69%, due 5/15/2028	445,552
Machinery 0.1%
307,604	Engineered Machinery Holdings, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 10.56%, due 5/21/2029	301,452
Media 0.1%
157,985	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 9.33%, due 4/11/2029	139,038
Software 0.2%
	MH Sub I LLC
196,011	Term Loan, (1 mo. USD Term SOFR + 4.25%), 8.57%, due 5/3/2028	185,231 (i)(l)
160,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.57%, due 2/23/2029	141,600
132,659	Term Loan B4, (1 mo. USD Term SOFR + 4.25%), 8.57%, due 12/31/2031	115,958 (i)(l)
		442,789
Trading Companies & Distributors 0.1%
359,093	Foundation Building Materials Holding Co. LLC, Term Loan B2, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.00%), 8.28%–8.32%, due 1/29/2031	329,982 (m)

Total Loan Assignments (Cost $7,000,040)		6,886,473
Number of Shares
Common Stocks 0.1%
Media 0.1%
40,000	Altice USA, Inc. Class A (Cost $87,832)	99,200 *
Short-Term Investments 1.5%
Investment Companies 1.5%
3,307,201	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.29%(n) (Cost $3,307,201)	3,307,201
Total Investments 139.3% (Cost $319,441,576)		317,439,781
Liabilities Less Other Assets (21.8)%		(49,538,589)
Liquidation Preference of Mandatory Redeemable Preferred Shares (net of unamortized deferred issuance cost of $32,956) (17.5)%		(39,967,044)(o)
Net Assets Applicable to Common Stockholders 100.0%		$227,934,148

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2025, these securities amounted to $275,939,025, which represents 121.1% of net assets applicable to common stockholders of the Fund.

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

(b)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2025 and changes periodically.
(c)	All or a portion of this security is pledged with the custodian in connection with the Fund's loans payable outstanding.
(d)	All or a portion of this security is pledged as collateral for reverse repurchase agreements.
(e)	Payment-in-kind (PIK) security.
(f)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
April 30, 2025.

(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(i)	All or a portion of this security was purchased on a delayed delivery basis.
(j)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at April 30, 2025 amounted to $143,356, which represents 0.1% of net assets applicable to common stockholders of the Fund.

(k)	When-issued security. Total value of all such securities at April 30, 2025 amounted to $1,320,575, which represents 0.6% of net assets applicable to common stockholders of the Fund.
(l)	All or a portion of this security had not settled as of April 30, 2025 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(m)	The stated interest rates represent the range of rates at April 30, 2025 of the underlying contracts within the Loan Assignment.
(n)	Represents 7-day effective yield as of April 30, 2025.
(o)	Fair valued as of April 30, 2025 in accordance with procedures approved by the valuation designee.

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$278,371,163	122.1%
Canada	12,657,196	5.6%
France	4,717,512	2.1%
Cayman Islands	4,628,592	2.0%
United Kingdom	3,782,274	1.7%
Germany	2,355,039	1.0%
Japan	1,220,590	0.5%
Australia	1,121,543	0.5%
Luxembourg	1,026,146	0.4%
Italy	941,557	0.4%
Switzerland	811,302	0.4%
Spain	754,010	0.3%
Finland	741,359	0.3%
Czech Republic	646,875	0.3%
Ireland	357,422	0.2%
Liquidation Preference of Mandatory Redeemable Preferred Shares (net of unamortized deferred issuance cost of $32,956)	(39,967,044)	(17.5)%
Short-Term Investments and Other Liabilities—Net	(46,231,388)	(20.3)%
	$227,934,148	100.0%
Reverse Repurchase Agreements
At April 30, 2025, open positions in reverse repurchase agreements for the Fund were as follows:

Counterparty	Trade Date	Maturity Date(a)	Interest Rate Paid (Received)	Principal Amount	Value including Accrued Interest	Type of Underlying Collateral	Value of Securities Pledged as Collateral	Remaining Contractual Maturity of the Agreements(a)
BofAS	3/13/2025	Open/Demand	2.75%	$682,500	$685,003	Corporate Bonds	$931,573	Overnight and Continuous

(a)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
For the six months ended April 30, 2025, the average interest rate paid and the average principal amount were 2.75% and $692,620, respectively.

See Notes to Financial Statements

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities#	$—	$4,628,592	$—	$4,628,592
Corporate Bonds#	—	302,518,315	—	302,518,315
Loan Assignments#	—	6,886,473	—	6,886,473
Common Stocks#	99,200	—	—	99,200
Short-Term Investments	—	3,307,201	—	3,307,201
Total Investments	$99,200	$317,340,581	$—	$317,439,781

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s Mandatory Redeemable Preferred Shares and Reverse Repurchase Agreements as of April 30, 2025:

Liability Valuation Inputs	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Mandatory Redeemable Preferred Shares(a)	$—	$(40,000,000)	$—	$(40,000,000)
Reverse Repurchase Agreements	—	(685,003)	—	(685,003)
Total Other Financial Instruments	$—	$(40,685,003)	$—	$(40,685,003)

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman

High Yield Strategies Fund Inc.
April 30, 2025
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$317,439,781
Interest receivable	5,428,346
Receivable for securities sold	1,712,055
Receivable for Fund shares sold	224,107
Prepaid offering costs (Notes A & E)	269,891
Prepaid expenses and other assets	5,580
Total Assets	325,079,760
Liabilities
Loans payable (Note A)	53,500,000
Mandatory Redeemable Preferred Shares, Series D (net of unamortized deferred issuance cost of $32,956) ($100,000 liquidation preference per share; 400 shares issued and outstanding) (Note A)	39,967,044
Distributions payable—preferred shares	6,589
Interest payable for reverse repurchase agreements	2,503
Payable for reverse repurchase agreements	682,500
Payable to investment manager (Note B)	152,907
Due to custodian	41,676
Payable for securities purchased	2,321,411
Payable to administrator (Note B)	12,742
Payable to directors	3,614
Payable for organization costs	100,000
Interest payable (Note A)	221,230
Other accrued expenses and payables	133,396
Total Liabilities	97,145,612
Net Assets applicable to Common Stockholders	$227,934,148
Net Assets applicable to Common Stockholders consist of:
Paid-in capital—common stock	$292,900,113
Total distributable earnings/(losses)	(64,965,965)
Net Assets applicable to Common Stockholders	$227,934,148
Shares of Common Stock Outstanding ($0.0001 par value; 992,396,700 shares authorized)	30,641,100
Net Asset Value Per Share of Common Stock Outstanding	$7.44
*Cost of Investments:
(a) Unaffiliated issuers	$319,441,576

See Notes to Financial Statements

Statement of Operations (Unaudited)

Neuberger Berman

High Yield Strategies Fund Inc.
For the Six Months Ended April 30, 2025
Investment Income:
Income (Note A):
Interest and other income—unaffiliated issuers	$11,306,279
Expenses:
Investment management fees (Note B)	919,317
Administration fees (Note B)	76,610
Audit fees	29,389
Basic maintenance (Note A)	6,198
Custodian and accounting fees	47,472
Insurance	3,784
Legal fees	154,158
Stockholder reports	15,877
Stock exchange listing fees	4,489
Stock transfer agent fees	10,871
Distributions to mandatory redeemable preferred shareholders and amortization of offering costs (Note A)	1,231,627
Directors' fees and expenses	30,500
Interest expense on reverse repurchase agreements (Note A)	8,095
Interest (Note A)	1,142,705
Miscellaneous and other fees	20,858
Total expenses	3,701,950
Net investment income/(loss)	$7,604,329
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	875,621
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(5,174,571)
Net gain/(loss) on investments	(4,298,950)
Net increase/(decrease) in net assets applicable to Common Stockholders resulting from operations	$3,305,379

See Notes to Financial Statements

Statements of Changes in Net Assets

Neuberger Berman

	High Yield Strategies Fund Inc.
	Six Months Ended	Fiscal Year Ended
	April 30, 2025 (Unaudited)	October 31, 2024
Increase/(Decrease) in Net Assets Applicable to Common Stockholders:
From Operations (Note A):
Net investment income/(loss)	$7,604,329	$14,004,414
Net realized gain/(loss) on investments	875,621	(3,460,078)
Change in net unrealized appreciation/(depreciation) of investments	(5,174,571)	27,395,553
Net increase/(decrease) in net assets applicable to Common Stockholders resulting from operations	3,305,379	37,939,889
Distributions to Common Stockholders From (Note A):
Distributable earnings	(16,350,102)	(13,893,147)
Tax return of capital	—	(15,178,989)
Total distributions to Common Stockholders	(16,350,102)	(29,072,136)
From Capital Share Transactions (Note D):
Proceeds from at-the-market offering, net of offering costs (Note E)	6,698,414 (a)	30,557,448 (a)
Proceeds from reinvestment of dividends and distributions	140,195	286,555
Total net proceeds from capital share transactions	6,838,609	30,844,003
Net Increase/(Decrease) in Net Assets Applicable to Common Stockholders	(6,206,114)	39,711,756
Net Assets Applicable to Common Stockholders:
Beginning of period	234,140,262	194,428,506
End of period	$227,934,148	$234,140,262

(a)	Net of offering costs and related expenses of $26,069 for the six months ended April 30, 2025 and $110,472 for the year ended October 31, 2024.

See Notes to Financial Statements

Statement of Cash Flows (Unaudited)

Neuberger Berman

High Yield Strategies Fund Inc.
For the Six Months Ended April 30, 2025
Increase/(Decrease) in cash:
Cash flows from operating activities:
Net increase in net assets applicable to Common Stockholders resulting from operations	$3,305,379
Adjustments to reconcile net increase in net assets applicable to Common Stockholders resulting from operations to net cash provided by operating activities:
Changes in assets and liabilities:
Purchase of investment securities	(119,793,511)
Proceeds from disposition of investment securities	111,449,498
Purchase/sale of short-term investment securities, net	5,026,856
Increase in prepaid offering costs	(140,481)
Increase in interest receivable	(246,874)
Increase in receivable for Fund shares sold	(224,107)
Decrease in unamortized deferred issuance cost	11,560
Decrease in prepaid expenses and other assets	15,781
Increase in receivable for securities sold	(1,128,086)
Decrease in distributions payable on preferred shares	(444)
Decrease in payable for securities purchased	(2,752,156)
Decrease in interest payable	(29,045)
Increase in interest payable for reverse repurchase agreements	2,503
Net amortization/(accretion) of premium/(discount) on investments	(761,442)
Decrease in payable to investment manager	(11,222)
Decrease in payable to directors	(607)
Decrease in payable to administrator	(935)
Increase in payable for organization costs	100,000
Decrease in other accrued expenses and payables	(77,799)
Unrealized depreciation on investment securities of unaffiliated issuers	5,174,571
Net realized gain from transactions in investment securities of unaffiliated issuers	(875,621)
Net cash provided by (used in) operating activities	$(956,182)
Cash flows from financing activities:
Cash distributions paid on common stock	(16,243,279)
Cash disbursement for loan borrowings	(12,000,000)
Cash receipt from loan borrowings	22,000,000
Reverse repurchase agreements	682,500
Net proceeds from at-the-market offering	6,698,414
Net cash provided by (used in) financing activities	$1,137,635
Net increase/(decrease) in cash and restricted cash	181,453
Cash:
Cash, foreign currency and restricted cash, if any, at beginning of period	(223,129)
Cash, foreign currency and restricted cash, if any, at end of period	$(41,676)
Supplemental disclosure
Cash paid for interest	$1,171,750

See Notes to Financial Statements

Notes to Financial Statements High Yield Strategies Fund Inc. (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman High Yield Strategies Fund Inc. (the "Fund") was organized as a Maryland corporation on March 18, 2010, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. Under the 1940 Act, the status of a fund that was registered as non-diversified may, under certain circumstances, change to that of a diversified fund. The Fund is currently a diversified fund. The Fund’s Board of Directors (the "Board") may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of stockholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of the Fund's Mandatory Redeemable Preferred Shares is estimated to be their liquidation preference (Level 2 inputs).
The value of reverse repurchase agreements is determined by Management primarily by obtaining valuations from independent pricing services, which are evaluated at par (Level 2 inputs) in line with market conventions.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended April 30, 2025, was $34,302.

4
Income tax information: It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its stockholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to stockholders, no federal income or excise tax provision is required.

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at April 30, 2025 was $319,831,435. The estimated gross unrealized appreciation was $3,376,051 and estimated gross unrealized depreciation was $5,767,705 resulting in net unrealized depreciation in value of investments of $2,391,654 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of common stock of the Fund. For the year ended October 31, 2024, the Fund recorded permanent reclassifications primarily related to non-deductible restructuring costs. For the year ended October 31, 2024, the Fund recorded the following permanent reclassifications:

Paid-in Capital	Total Distributable Earnings/(Losses)
$(23,986)	$23,986
The tax character of distributions paid during the years ended October 31, 2024, and October 31, 2023, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
2024	2023	2024	2023	2024	2023	2024	2023
$16,705,992	$17,305,982	$—	$—	$15,178,989	$11,327,347	$31,884,981	$28,633,329

As of October 31, 2024, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$—	$—	$2,782,917	$(54,664,032)	$(40,127)	$(51,921,242)
The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and recognized on wash sales, timing differences of fund level distributions and amortization of bond premium.
To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2024, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:

Capital Loss Carryforwards
Long-Term	Short-Term
$52,141,697	$2,522,335
5
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

6
Distributions to common stockholders: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to declare and pay monthly distributions to common stockholders. The Fund has adopted a policy to pay common stockholders a stable monthly distribution. The Fund’s ability to satisfy its policy will depend on a number of factors, including the amount and stability of income received from its investments, the availability of capital gains, distributions paid on any preferred shares, interest paid on any loans and the level of other Fund fees and expenses. In an effort to maintain a stable monthly distribution amount, the Fund may pay distributions consisting of net investment income, net realized gains and paid-in capital. There is no assurance that the Fund will always be able to pay distributions of a particular size, or that distributions will consist solely of net investment income and net realized capital gains. The composition of the Fund’s distributions for the calendar year 2025 will be reported to Fund stockholders on IRS Form 1099-DIV. The Fund may pay distributions in excess of those required by its stable distribution policy to avoid excise tax or to satisfy the requirements of Subchapter M of the U.S. Internal Revenue Code. Distributions to common stockholders are recorded on the ex-date. Net realized capital gains, if any, will be offset to the extent of any available capital loss carryforwards. Any such offset will not reduce the level of the stable distribution paid by the Fund. Distributions to preferred stockholders are accrued and determined as described in Note A-8.

On April 30, 2025, the Fund declared a monthly distribution to common stockholders in the amount of $0.0905 per share, payable on May 30, 2025 to stockholders of record on May 15, 2025, with an ex-date of May 15, 2025. Subsequent to April 30, 2025, the Fund declared a monthly distribution on May 30, 2025 to common stockholders in the amount of $0.0905 per share, payable on June 30, 2025 to stockholders of record on June 16, 2025, with an ex-date of June 16, 2025.
7
Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager. Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies that are not directly attributable to a particular investment company (e.g., the Fund) are allocated among the Fund and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.

8
Financial leverage: In September 2013, the Fund issued privately placed notes ("2013 PNs") with an aggregate principal value of $90,000,000 and Mandatory Redeemable Preferred Shares, Series B with an aggregate liquidation preference of $35,000,000. In August 2020, the Fund issued Mandatory Redeemable Preferred Shares, Series C ("MRPS Series C") with an aggregate liquidation preference of $95,000,000. The Fund used the proceeds from the issuance of the MRPS Series C to repurchase the outstanding Mandatory Redeemable Preferred Shares, Series B and to prepay $60,000,000 of the aggregate principal balance of the 2013 PNs. In December 2020, in connection with the reduction in the Fund's asset level following the tender offer, the Fund prepaid $10,500,000 of the outstanding 2013 PNs and redeemed $19,000,000 of the MRPS Series C, reducing the 2013 PNs aggregate principal value to $19,500,000 and the MRPS Series C aggregate liquidation preference to $76,000,000. In June 2022, in connection with the increase in the Fund’s asset level following the rights offering, the Fund issued a privately placed note with a principal value of $26,500,000 ("2022 PN" and together with the 2013 PNs, "PNs"). The Fund has paid organizational expenses which were amortized over the life of the 2013 PNs and MRPS Series C.

In September 2023, the Fund refinanced its leverage by entering into a new $110,000,000 secured revolving debt financing facility (the "Facility") and issuing new Mandatory Redeemable Preferred Shares, Series D ("MRPS Series D") with an aggregate liquidation preference of $40,000,000. As part of the leverage refinancing, the Fund repaid the previously outstanding PNs and redeemed the MRPS Series C. The MRPS Series D have a liquidation preference of $100,000 per share plus any accumulated unpaid distributions, whether or not earned or declared by the Fund, but excluding interest thereon ("Liquidation Value"). Distributions on the MRPS Series D are accrued daily and paid monthly. Under the Facility, interest is charged on floating-rate loans based on an adjusted Overnight SOFR rate accrued daily and paid monthly. For financial reporting purposes only, the liquidation preference of the MRPS Series D is recognized as a liability in the Statement of Assets and Liabilities.
The Fund pays a commitment fee in arrears based on the unused portion of the revolving commitment amount under the Facility. The commitment fee is included in the Interest expense line item that is reflected in the Statement of Operations. Under the terms of the Facility, the Fund is also required to satisfy certain collateral requirements and maintain a certain level of net assets.
During the six months ended April 30, 2025, the average principal balance outstanding and average annualized interest rate under the Facility were $37,190,608 and 5.80%, respectively. At April 30, 2025, the principal balance under the Facility was $53.5 million. During the six months ended April 30, 2025, the average aggregate liquidation preference outstanding and average annualized distribution rate of the MRPS Series D were $40,000,000 and 6.15%, respectively.
The table below sets forth key terms of the MRPS Series D.

Series	Mandatory Redemption Date	Interest Rate	Shares Outstanding	Aggregate Liquidation Preference
Series D	9/29/26	5.99%*	400	$40,000,000

*	Current floating rate as of April 30, 2025.
The Fund may redeem the MRPS Series D in whole or in part, at its option after giving notice to the relevant holders of the MRPS Series D but may incur additional expenses if it chooses to do so. The Fund is also subject to certain restrictions relating to the MRPS Series D. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common stockholders or repurchasing shares of common stock and/or could trigger the mandatory redemption of the MRPS Series D at Liquidation Value plus certain expenses. The holders of the MRPS Series D are entitled to one vote per share and will vote with holders of shares of common stock as a single class, except that the holders of the MRPS Series D will vote separately as a class on certain matters, as required by law or the Fund’s organizational documents. The holders of the MRPS Series D, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of the Fund if the Fund fails to pay distributions on the MRPS Series D for two consecutive years.

9
Concentration of credit risk: The Fund will normally invest at least 80% of its total assets in high yield debt securities of U.S. and foreign issuers, which include securities that are rated below investment grade by a rating agency or are unrated debt securities determined to be of comparable quality by the Fund’s investment manager.

Due to the likelihood of volatility and potential illiquidity of the high yield securities in which the Fund invests and the real or perceived difficulty of issuers of those high yield securities to meet their payment obligations during economic downturns or because of negative business developments relating to the issuer or its industry in general, the value and/or price of the Fund’s shares of common stock may fluctuate more than would be the case if the Fund did not concentrate in high yield securities.
10
Reverse repurchase agreements: In a reverse repurchase agreement, the Fund sells portfolio securities to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the securities at an agreed-upon price and date, which reflects an interest payment to that party. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Reverse repurchase agreements involve the risk that the other party will fail to return the securities in a timely manner, or at all, which may result in losses to the Fund. The Fund could lose money if it is unable to recover the securities and the value of the cash collateral held by the Fund is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold will decline below the price at which the Fund is obligated to repurchase them. Reverse repurchase agreements may be viewed as a form of borrowing by the Fund. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

11
Derivative instruments: Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless the Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If the Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.

Interest rate swap contracts: Under the terms of interest rate swaps, the Fund agrees to pay the swap counterparty a fixed-rate payment in exchange for the counterparty’s paying the Fund a variable-rate payment that is intended to approximate all or a portion of the Fund’s variable-rate payment obligations on the Fund’s outstanding financial leverage. The fixed-rate and variable rate payment flows are paid by one party to the other on a periodic basis and netted against each other when applicable. There is no guarantee that these interest rate swap transactions will be successful in reducing or limiting risk.
Risks may arise if the counterparty to a swap contract fails to comply with the terms of its contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Additionally, risks may arise if there is no liquid market for these agreements or from movements in interest rates unanticipated by Management.
Periodic expected interim net interest payments or receipts on the swaps are recorded as an adjustment to unrealized gains/losses, along with the fair value of the future periodic payment or receivable streams on the swaps. The unrealized gains/losses associated with the periodic interim net interest payments or receipts are reclassified to realized gains/ losses in conjunction with the actual net receipt or payment of such amounts. The reclassifications do not impact the Fund’s total net assets applicable to common stockholders or its total net increase (decrease) in net assets applicable to common stockholders resulting from operations.

Certain clearinghouses currently offer clearing for limited types of derivative transactions. In a cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty that is then cleared through a central clearinghouse. Upon acceptance of a swap by a central clearinghouse, the original swap is extinguished and replaced with a swap with the clearinghouse, thereby reducing or eliminating the Fund's exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of both initial and variation margin with the clearinghouse or at the instruction of the clearinghouse. The daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the central clearing party. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation and net interest receivable or payable on swap contracts to determine the fair value of swaps. At April 30, 2025, the Fund did not have any outstanding derivatives.
12
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net” and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities, at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the six months ended April 30, 2025, the Fund did not participate in securities lending.
13
Offsetting assets and liabilities: Reverse repurchase agreements entered into by a Fund are subject to Master Repurchase Agreements ("MRA”) or Global Master Repurchase Agreement ("GMRA”), as applicable, (MRA and GMRA collectively, "Repos”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under Repos with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

The following table presents the Fund's reverse repurchase agreements net of amounts available for offset under Repos and net of the related collateral received and/or pledged by the Fund as of April 30, 2025.

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Cash Collateral Pledged(a)	Securities Collateral Pledged	Net Amount(b)
BofAS	$(685,003)	$—	$—	$685,003	$—
Total	$(685,003)	$—	$—	$685,003	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollaterization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.
14
When-issued/delayed delivery securities: The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities. Certain transactions will require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.

15
Indemnifications: Like many other companies, the Fund’s organizational documents provide that its officers ("Officers") and directors ("Directors") are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, both in some of its principal service contracts and in the normal course of its business, the Fund enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Fund’s maximum exposure under these arrangements is unknown as this could involve future claims against the Fund.

16
Arrangements with certain non-affiliated service providers: In order to satisfy rating agency requirements and the terms of the MRPS Series D, the Fund is required to provide the rating agency and holders of the MRPS Series D a report on a monthly basis verifying that the Fund is maintaining eligible assets having a discounted value equal to or greater than the basic maintenance amount, which is the minimum level set by the rating agency as one of the conditions to maintain the rating on the MRPS Series D. "Discounted value” refers to the fact that the rating agency requires the Fund, in performing this calculation, to discount portfolio securities below their face value, at rates determined by the rating agency. The Fund pays State Street for the preparation of this report, which is reflected in the Statement of Operations under the caption "Basic maintenance (Note A)."

17
Shelf Registration Statement: The Fund filed an initial registration statement with the SEC, which became effective on April 7, 2022, authorizing the Fund to issue additional shares of common stock through one or more offerings up to $150,000,000 (the "Initial Shelf Registration Statement"). The Initial Shelf Registration Statement expired in April 2025. The Fund filed a new registration statement with the SEC, which became effective on April 7, 2025, authorizing the Fund to issue additional shares of common stock through one or more offerings up to $174,574,055 (the "Shelf Registration Statement"). Under the Shelf Registration Statement, the Fund, subject to market conditions, may raise additional equity capital by issuing additional shares of common stock from time to time in varying amounts and by different offering methods. The Fund is not required to issue shares of its common stock pursuant to the Shelf Registration Statement and may choose not to do so. For the six months ended April 30, 2025 and the year ended October 31, 2024, the Fund sold and issued shares of common stock under the Initial Shelf Registration Statement and Shelf Registration Statement (Note E).

18
Unfunded loan commitments: The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. As of April 30, 2025, the Fund had no outstanding unfunded loan commitments.

19
Segment Reporting: In this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Fund’s investment manager acts as the Fund’s CODM. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategy as disclosed in its prospectus and/or annual report. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment are consistent with that presented within the Fund’s financial statements.
Note B—Investment Management Fees, Administration Fees, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA monthly an investment management fee computed at an annual rate of 0.60% of the Fund’s average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the liquidation preference of any MRPS Series D outstanding and principal balance under the Facility are not considered liabilities.
The Fund retains NBIA as its administrator under an Administration Agreement. The Fund pays NBIA monthly an administration fee at an annual rate of 0.05% of its average daily Managed Assets under this agreement. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
The Fund has entered into a Distribution Agreement with Neuberger Berman BD LLC ("NBBD"), an affiliate of NBIA, to provide for distribution of the Fund's shares of common stock on a reasonable best-efforts basis in connection with at-the-market ("ATM") offerings (the "Distribution Agreement"). Pursuant to the Distribution Agreement, NBBD as the distributor of the Fund's shares is entitled to receive a sales commission from the Fund of 1.00% of the gross sales price per share of common stock, a portion of which is re-allowed to sales agents. For the six months ended April 30, 2025, the sales commissions retained by NBBD amounted to $13,585.
Note C—Securities Transactions:
During the six months ended April 30, 2025, there were purchase and sale transactions of long-term securities of $117,831,093 and $109,467,981, respectively.
Note D—Capital:
Transactions in shares of common stock for the six months ended April 30, 2025, and the year ended October 31, 2024 were as follows:

For the Six Months Ended April 30, 2025
Stock Issued on Reinvestment of Dividends and Distributions	Stock Issued in Connection with ATM Offering (Note E)	Net Increase/ (Decrease) in Common Stock Outstanding
18,349	874,469	892,818

For the Year Ended October 31, 2024
Stock Issued on Reinvestment of Dividends and Distributions	Stock Issued in Connection with ATM Offering (Note E)	Net Increase/ (Decrease) in Common Stock Outstanding
35,996	3,783,379	3,819,375

Note E—Common Stock At-The-Market Offering Program:
During the year ended October 31, 2024, the Fund sold 3,783,379 shares of common stock and received net proceeds of $30,557,448 in connection with ATM offerings made under the Fund's Initial Shelf Registration Statement. During the six months ended April 30, 2025, the Fund sold 874,469 shares of common stock and received net proceeds of $6,698,414 in connection with ATM offerings made under the Fund's Initial Shelf Registration Statement and Shelf Registration Statement. Offering costs (other than the applicable sales commissions) incurred in connection with the ATM offering were borne directly by the Fund.
Note F—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

High Yield Strategies Fund Inc.
The following table includes selected data for a common share outstanding throughout each fiscal period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

	Six Months Ended April 30,	Year Ended October 31,
	2025 (Unaudited)	2024	2023	2022	2021	2020
Common Stock Net Asset Value, Beginning of Period	$7.87	$7.50	$8.66	$12.35	$11.74	$12.67
Income/(Loss) From Investment Operations Applicable to Common Stockholders:
Net Investment Income/(Loss)[a]	0.25	0.52	0.52	0.71	0.75	0.73
Net Gains or (Losses) on Securities (both realized and unrealized)	(0.14)	0.92	(0.36)	(3.00)	0.78	(0.57)
Total From Investment Operations Applicable to Common Stockholders	0.11	1.44	0.16	(2.29)	1.53	0.16
Less Distributions to Common Stockholders From:
Net Investment Income	(0.54)	(0.52)	(0.57)	(0.81)	(0.77)	(0.77)
Tax Return of Capital	—	(0.57)	(0.52)	(0.28)	(0.32)	(0.32)
Total Distributions to Common Stockholders	(0.54)	(1.09)	(1.09)	(1.09)	(1.09)	(1.09)
Accretive Effect of Common Stock Tender Offers	—	—	—	—	0.17 [b]	—
Dilutive Effect of Rights Offering	—	—	(0.23)[c]	(0.31)[d]	—	—
Premium from shares of Common Stock sold through ATM offering	0.00 [e]	0.02 [f]	0.00 [g]	—	—	—
Common Stock Net Asset Value, End of Period	$7.44	$7.87	$7.50	$8.66	$12.35	$11.74
Common Stock Market Value, End of Period	$7.69	$8.20	$7.04	$8.21	$13.16	$10.75
Total Return, Common Stock Net Asset Value[h,i]	1.46%[j]	20.27%	(1.00)%	(21.70)%	14.81%	2.28%
Total Return, Common Stock Market Value[h,i]	0.65%[j]	33.51%	(1.98)%	(30.34)%	33.61%	(0.53)%
Supplemental Data/Ratios
Net Assets Applicable to Common Stockholders, End of Period (in millions)	$227.9	$234.1	$194.4	$168.3	$181.1	$229.3
Preferred Stock Outstanding, End of Period (in millions)[k]	$40.0	$40.0	$40.0	$76.0	$76.0	$95.0
Preferred Stock Liquidation Value Per Share[k]	$100,000	$100,000	$100,000	$12.5	$12.5	$12.5

See Notes to Financial Highlights

Financial Highlights (cont’d)

	Six Months Ended April 30,	Year Ended October 31,
	2025 (Unaudited)	2024	2023	2022	2021	2020
Ratios are Calculated Using Average Net Assets Applicable to Common Stockholders
Ratio of Gross Expenses[l]	3.22%[m,n]	4.14%	6.08%[n]	3.37%	2.55%	3.17%
Ratio of Net Expenses[l]	3.22%[m,n]	4.14%	6.08%[n]	3.37%	2.55%	3.17%
Ratio of Net Investment Income/(Loss) Excluding Preferred Stock Distributions	6.61%[m]	6.59%	6.30%	6.90%	5.96%	6.21%
Portfolio Turnover Rate	36%[j]	107%	78%	52%	66%	102%
Asset Coverage Per Share of Preferred Stock, End of Period	$344,023 [o]	$685,257 [p,q]	$586,503 [p,q]	$40 [q]	$42 [q]	$43 [q]
Notes Payable (in millions)[r]	$—	$—	$—	$45.9	$19.3	$29.6
Asset Coverage Per $1,000 of Notes Payable[s]	$—	$—	$—	$6,348	$14,374	$11,969
Loans Payable (in millions)	$53.5	$43.5	$66.0	$—	$—	$—
Asset Coverage Per $1,000 of Loans Payable[s]	$6,012	$7,307	$4,560	$—	$—	$—

See Notes to Financial Highlights

Notes to Financial Highlights High Yield Strategies Fund Inc. (Unaudited)

a	Calculated based on the average number of shares of common stock outstanding during each fiscal period.
b
During the year ended October 31, 2021, the Fund conducted a tender offer and repurchased 25% of its outstanding shares of common stock at a price equal to 96% of the Fund’s NAV per share. The final payment for the tender offer was made at $12.03 per share representing 96% of the Fund's NAV per share on December 10, 2020.

c
During the year ended October 31, 2023, the Fund conducted a rights offering and issued 6,482,227 shares of common stock. The final subscription price for the rights offering was $7.42 per share representing 89%
of the Fund's NAV per share on June 21, 2023.

d
During the year ended October 31, 2022, the Fund conducted a rights offering and issued 4,763,981 shares of common stock. The final subscription price for the rights offering was $8.60 per share representing 87%
of the Fund's NAV per share on May 17, 2022.

e	During the six months ended April 30, 2025, the Fund issued 874,469 shares of common stock through the ATM offering.
f	During the year ended October 31, 2024, the Fund issued 3,783,379 shares of common stock through the ATM offering.
g	During the year ended October 31, 2023, the Fund issued 7,300 shares of common stock through the ATM offering.
h
The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund's total return for the six months ended April 30, 2025.  The class action proceeds received in 2024, 2023 and
2021 had no impact on the Fund's total returns for the years ended October 31, 2024, 2023 and 2021, respectively.

i
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Total return based on per share market value assumes the purchase of shares of common stock at the market price on the first day and sale of common stock at the market price on the last day of the period indicated. Distributions, if any, are assumed to be reinvested at prices obtained under the
Fund's distribution reinvestment plan. Results represent past performance and do not indicate future results.
Current returns may be lower or higher than the performance data quoted. Investment returns will fluctuate and shares of common stock, when sold, may be worth more or less than original cost.

j	Not annualized.
k
From September 18, 2013 to August 4, 2020, the Fund had 1,400 Mandatory Redeemable Preferred
Shares, Series B outstanding. From August 5, 2020 to December 13, 2020, the Fund had 7,600,000 MRPS
Series C outstanding. From December 14, 2020 to September 17, 2023, the Fund had 6,080,000 MRPS
Series C outstanding. Effective September 29, 2023, the Fund has 400 MRPS Series D outstanding (see
Note A of Notes to Financial Statements).

l
Distributions to mandatory redeemable preferred stockholders and interest expense is included in expense ratios. The annualized ratios of distributions to mandatory redeemable preferred stockholders and interest expense to average net assets applicable to common stockholders were:

	Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020
Distributions to mandatory redeemable preferred stockholders	1.06%	1.32%	2.87%	1.47%	0.15%	0.71%
Interest	0.99%	1.50%	1.71%	0.51%	0.95%	0.89%

m	Annualized.
n	Includes interest expense on reverse repurchase agreements of 0.01% and 0.03% for the six months ended April 30, 2025 and for the year ended October 31, 2023, respectively.

Notes to Financial Highlights High Yield Strategies Fund Inc. (Unaudited)  (cont’d)

o
The asset coverage ratio is calculated by subtracting the Fund's total liabilities and indebtedness not represented by senior securities from the Fund's total assets, dividing the result by the aggregate amount of the Fund's senior securities then outstanding (loans payable and aggregate liquidation preference of the mandatory redeemable preferred shares), and then multiplying by the liquidation preference per mandatory redeemable preferred share.

p	Net of unamortized deferred issuance costs. The unamortized deferred issuance costs for the year ended October 31, 2024 and October 31, 2023 were $44,517 and $67,892, respectively.
q
The asset coverage ratio is calculated by subtracting the Fund's total liabilities (excluding the liquidation preference of mandatory redeemable preferred shares and accumulated unpaid distributions on mandatory redeemable preferred shares) from the Fund's total assets and dividing the result by the number of mandatory redeemable preferred shares outstanding.

r	Net of unamortized deferred issuance costs. The unamortized deferred issuance costs were:

Year Ended October 31,
2022	2021	2020
$107,325	$243,416	$379,506

s
The asset coverage ratio for the floating rate senior notes for the years ended October 31, 2022,
October 31, 2021 and October 31, 2020 is calculated by subtracting the Fund's total liabilities and indebtedness not represented by senior securities from the Fund's total assets, dividing the result by the aggregate amount of the Fund's senior securities representing indebtedness then outstanding, and then multiplying by $1,000. The asset coverage ratio for the loans payable for the six months ended April 30,
2025 and the years ended October 31, 2024 and October 31, 2023 is calculated by subtracting the Fund's total liabilities and indebtedness not represented by senior securities from the Fund's total assets, dividing the result by the aggregate amount of the Fund's senior securities representing indebtedness then outstanding, and then multiplying by $1,000.

Distribution Reinvestment Plan for the Fund
Equiniti Trust Company, LLC (the "Plan Agent") will act as Plan Agent for stockholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Distribution Reinvestment Plan ("Plan") in the same name as their then-current shares of the Fund’s common stock ("Shares") are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.
Whenever the Fund declares a dividend or distribution with respect to the Shares, each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant’s account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant’s account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant’s account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then-current market price per Share on the payment date.
Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the payment date, to apply the amount of such dividend or distribution on each Participant’s Shares (less their pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant’s account. No such purchases may be made more than 30 days after the payment date for such dividend or distribution except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.
For purposes of making the reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.
Open-market purchases provided for above may be made on any securities exchange where the Fund’s Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant’s uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant’s account. For the purpose of cash investments, the Plan Agent may commingle each Participant’s funds with those of other stockholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.
The Plan Agent may hold each Participant’s Shares acquired pursuant to the Plan together with the Shares of other stockholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent’s name or that of the Plan Agent’s nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the Participant to the Fund.
The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the pro rata expense of any sale required to make such an adjustment.
Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its stockholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.
The Plan Agent’s service fee for handling capital gains and other distributions or income dividends will be paid by the Fund. Participants will be charged their pro rata share of brokerage commissions on all open-market purchases.
Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant’s notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.
These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant’s account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.
The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent’s negligence, bad faith, or willful misconduct or that of its employees. These terms and conditions are governed by the laws of the State of Maryland.
Reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions — i.e., reinvestment in additional Shares does not relieve stockholders of, or defer the need to pay, any income tax that may be payable (or that is required to be withheld) on Fund dividends and distributions. Participants should contact their tax professionals for information on how the Plan impacts their personal tax situation. For additional information about the Plan, please contact the Plan Agent by telephone at 1-866-227-2136 or by mail at P.O. Box 10027, Newark, NJ 07101-3027 or online at https://equiniti.com/us/ast-access/individuals.

Directory

Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
877.461.1899
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC
48 Wall Street, Floor 23
New York, NY 10005
Shareholder Services 866.227.2136

Plan Agent
Equiniti Trust Company, LLC
P.O. Box 10027
Newark, NJ 07101-3027

Overnight correspondence should be sent to:
Equiniti Trust Company, LLC
55 Challenger Road 2nd Floor
Ridgefield Park, NJ 07660
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge upon request, by calling 800-877-9700 (toll-free), on the SEC’s website at www.sec.gov, and on Neuberger Berman’s website at www.nb.com.
Quarterly Portfolio Schedule
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The portfolio holdings information on Forms N-PORT are available upon request, without charge, by calling 800-877-9700 (toll-free).

FACTS	WHAT DOES NEUBERGER BERMAN DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■  Social Security numbers, dates of birth, and other numerical identifiers
■  Names and addresses
■  Driver’s licenses, passports, and other identification documents
■  Usernames and passwords
■  Internet protocol addresses and other network activity information
■  Income, credit history, credit scores, assets, transaction history, and other financial information

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Neuberger Berman chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Neuberger Berman share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our Affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our Affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For Nonaffiliates to market to you	No	We don’t share

Questions?	Call 646.497.4003 or 866.483.1046 (toll-free) Email NBPrivacyOfficer@nb.com or go to www.nb.com

Rev. August

2024

This is not part of the Fund's stockholder report.

Who we are?
Who is providing this notice?	Entities within the Neuberger Berman family of companies, mutual funds, and private investment funds.

What we do?
How does Neuberger Berman protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law and include physical, electronic and procedural safeguards.
How does Neuberger Berman collect my personal information?
We collect your personal information directly from you or your representatives, for example, when you
■  seek advice about your investments
■  give us your contact or income information
■  provide account information or open an account
■  direct us to buy or sell securities, or complete other
transactions
■  visit one of our websites, portals, or other online locations
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only:
■  sharing with Affiliates for everyday business
purposes—information about your creditworthiness
■  Affiliates from using your information to market to you
■  sharing with Nonaffiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can
be financial and nonfinancial companies.
■  Our affiliates include, but are not limited to, companies with a
Neuberger Berman name; financial companies, such as
investment advisers or broker dealers; mutual funds; and
private investment funds.

Nonaffiliates
Companies not related by common ownership or control. They
can be financial and nonfinancial companies.
■  Nonaffiliates we share with can include companies that
perform administrative services on our behalf (such as
vendors that provide data processing, transaction processing, and printing services) or other companies such as brokers,
dealers, or counterparties in connection with servicing your account.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Neuberger Berman doesn’t jointly market.

This is not part of the Fund's stockholder report.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Internal Sales & Services
877.461.1899
www.nb.com
Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of stockholders and is not an offer for shares of the Fund.

H0547  06/25

(b)	Not applicable.

Item 2.  Code of Ethics.

The Board of Directors (“Board”) of Neuberger Berman High Yield Strategies Fund Inc. (“Registrant” or “Fund”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Alternative Funds’ Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.

(b)	Not applicable.

Item 6.  Investments.

(a)	The complete schedule of investments for the Registrant is disclosed in the Registrant’s Semi-Annual Report, which is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports on Form N-CSR.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual reports on Form N-CSR.

(b)	There have been no changes in any of the Portfolio Managers since the Registrant’s most recent annual report on Form N-CSR.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No reportable purchases for the period covered by this report.

Item 15.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which stockholders may recommend nominees to the Board.

Item 16.  Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	The Fund did not engage in any securities lending activity during its most recent fiscal year.

(b)	The Fund did not engage in any securities lending activity and no services were provided by the securities lending agent to the Fund during its most recent fiscal year.

Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable to the Registrant.
Item 19.  Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Alternative Funds’ Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025).
(a)(2)	Not applicable to the Registrant.
(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(4)	Not applicable to the Registrant.
(a)(5)	Not applicable to the Registrant.
(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman High Yield Strategies Fund Inc.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:  June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: June 26, 2025

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  June 26, 2025